PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET	6 Months Ended
Jun. 30, 2025
Prepaid Expenses And Other Current Assets Net
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

4. PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

	As of
	December 31, 2024	June 30, 2025
	$US	$US
		(Unaudited)
Dividends receivable (1)	—	1,226,451
Deductible value-added tax	573,740	861,439
Advance to suppliers	57,822	150,961
Deposits	92,549	102,559
Prepaid expenses	104,758	17,316
Advance to staff	43,884	34,762
Total prepaid expenses and other current assets, gross	872,753	2,393,488
Less: provision for credit loss	—	—
Total prepaid expenses and other current assets, net	872,753	2,393,488

(1)	In May 2025, PSM-ZJK Fasteners (Shenzhen) Co., Ltd. (“PSM-ZJK”), in which the Company holds a 49% equity interest (see Note 6), announced a dividend distribution of US$2,568,590 to the Company, and made a payment of US$1,354,377. As of June 30, 2025, the remaining balance of dividends receivable amounted to US$1,226,451 and has been fully received in July 2025.